Note 8 - Earnings Per Share (Details Textual) - shares	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Weighted Average Number Diluted Shares Outstanding Adjustment, Total (in shares)	37,985	0
Unvested Incentive Award Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)		23,284